Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,497,800
Previously Paid Amount	0.00
Total Fee Amount	2,140.25
Total Offset Amount	0.00
Net Fee	2,140.25
Narrative - Max Aggregate Offering Price	$ 15,497,800
Final Prospectus	true